CONDENSED CONSOLIDATED AND COMBINED STATEMENTS OF EQUITY (Parenthetical)	Jun. 30, 2013
Statement Of Stockholders Equity [Abstract]
Common Stock, Shares, Outstanding	500,000,000	[1]

[1]	The condensed consolidated balance sheet as of June 30, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.